Other Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Reserves Within Equity [Abstract]
Schedule of Other Reserve
	Share-based compensa -tion reserve RMB’million	Contribution from/ (distribution to) ultimate holding company RMB’million	PRC statutory reserve RMB’million	Foreign currency translation reserve RMB’million	Fair value reserve RMB’million	Others RMB’million	Total other reserves RMB’million
At January 1, 2016	-	577	-	-	-	-	577
Currency translation differences	-	-	-	42	-	-	42
Shared-based compensation	142	28	-	-	-	-	170
Deemed distribution	-	(189)	-	-	-	-	(189)
Profit appropriations to PRC statutory reserves	-	-	17	-	-	-	17
At December 31, 2016	142	416		42	-	-	617
Currency translation differences	-	-	-	(143)	-	-	(143)
Deemed contribution	99	20	-	-	-	-	119
Share based compensation	335	27	-	-	-	-	362
Profit appropriations to PRC statutory reserves	-	-	42	-	-	-	42
At December 31, 2017	576	463	59	(101)	-	-	997
Currency translation differences	-	-	-	552	-	-	552
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	(675)	-	(675)
Acquisition of remaining interests in associates	-	-	-	-	-	(831)	(831)
Share based compensation	840						840
Profit appropriations to PRC statutory reserves	-	-	20	-	-	-	20
At December 31, 2018	1,416	463	79	451	(675)	(831)	903